Income Tax (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expense are as follows:

	Three months ended December 31,
	2025	2024
Current income taxes	(20,108)	(19,976)
Deferred income taxes	1,481	843
Income tax expense	(18,627)	(19,133)